UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – April 30, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

Putnam PanAgora ESG International Equity ETF
PPIE | NYSE Arca, Inc.
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam PanAgora ESG International Equity ETF for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam PanAgora ESG International Equity ETF	$53	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Putnam PanAgora ESG International Equity ETF returned 17.87%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The alpha model performed well over the period, with strong performance from companies ranked in the Fund’s top alpha deciles.
↑	Market intelligence factor composite, as all factors outperformed.
↑
Among regions, Japan was the top contributor. Within the country, an overweight position in Sony Group Corp contributed the most. The tech and entertainment company’s stock rose, driven by strong PlayStation 5 sales, growth in music streaming, and strategic acquisitions of companies such as Bungie and Crunchyroll. Sony was held overweight due to its high scores in social and growth factors.

↑
Among sectors, Financials was the top contributor. An overweight position in Swiss Re, a Swiss reinsurer, was the top performer in financials and the portfolio as a whole. It was held overweight due to its high scores in growth, social, and momentum factors. The company saw its stock increase due to strong earnings and a positive outlook.

Top detractors from performance:
↓	Management & governance factor composite detracted from performance.
↓
Denmark was the top detractor among countries. An overweight in Novo Nordisk, a pharmaceutical company, was the top laggard in the country. It was held overweight due to its high factor scores in social, growth, and environmental. The decline of its stock was driven by falling sales of Wegovy (a critical product for Novo Nordisk), rising competition, and compounded GLP-1 alternatives. The company also cut its 2025 sales and profit growth forecasts.

↓
Among sectors, health care was the top detractor. Roche Holding, a Swiss healthcare company (not held in the Fund) was one of the top laggards in the sector. Roche’s stock rose due to strong 2024 sales driven by high-performing drugs such as Ocrevus and Vabysmo. The company announced a major manufacturing investment, expanded into obesity treatments via its Carmot acquisition, and issued a strong 2025 growth outlook. The Fund still does not hold a position in Roche Holding due to its poor scores in social, quality and environmental factors.

Putnam PanAgora ESG International Equity ETF	PAGE 1	39494-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam PanAgora ESG International Equity ETF 1/19/2023 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	Since Inception (1/19/2023)
Putnam PanAgora ESG International Equity ETF (NAV)	17.87	14.21
MSCI All Country World ex-U.S. Index-NR	11.93	10.15
MSCI EAFE Index-NR	12.57	11.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$234,372,985
Total Number of Portfolio Holdings*	102
Total Management Fee Paid (based on a unitary fee)	$996,676
Portfolio Turnover Rate	66%
*	Includes derivatives, if applicable.
Putnam PanAgora ESG International Equity ETF	PAGE 2	39494-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, became an indirect, wholly-owned subsidiary of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PanAgora Asset Management, Inc., your Fund’s sub-advisor. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam PanAgora ESG International Equity ETF	PAGE 3	39494-ATSR-0625

Item 2. Code of Ethics:

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer

Item 3. Audit Committee Financial Expert:

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee (and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $22,411 in April 30, 2025 and $21,028 in April 30, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $ — in April 30, 2025 and $ — in April 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $3,821 in April 30, 2025 and $3,293 in April 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item were $ — in April 30, 2025 and $ — in April 30, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2–01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2–01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $489,646 in April 30, 2025 and $664,363 in April 30, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
PanAgora ESG International Equity ETF

Financial Statements and Other Important Information

Annual | April 30, 2025

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam ETF Trust and Shareholders of
Putnam PanAgora ESG International Equity ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam PanAgora ESG International Equity ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

PanAgora ESG International Equity ETF	1

The fund’s portfolio 4/30/25
COMMON STOCKS (99.0%)*	Shares	Value
Automobile components (0.8%)
CIE Generale Des Etablissements Michelin SCA (France)	48,853	$1,780,389
		1,780,389
Automobiles (0.7%)
Isuzu Motors, Ltd. (Japan)	56,400	759,929
Mercedes-Benz Group AG (Germany)	13,904	826,463
		1,586,392
Banks (12.1%)
Barclays PLC ADR (United Kingdom)	209,950	3,371,797
BOC Hong Kong Holdings, Ltd. (Hong Kong)	239,908	996,059
Concordia Financial Group, Ltd. (Japan)	173,300	1,112,911
Erste Group Bank AG (Czech Republic)	63,743	4,292,961
Intesa Sanpaolo SpA (Italy)	1,488,186	7,893,348
Mitsubishi UFJ Financial Group, Inc. (Japan)	216,500	2,730,856
Skandinaviska Enskilda Banken AB (Sweden)	91,429	1,442,072
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,300	768,079
Sumitomo Mitsui Trust Group, Inc. (Japan)	77,600	1,913,135
UniCredit SpA (Italy)	45,580	2,631,853
United Overseas Bank, Ltd. (Singapore)	53,500	1,418,911
		28,571,982
Beverages (1.2%)
Asahi Group Holdings, Ltd. (Japan)	197,406	2,723,341
		2,723,341
Biotechnology (1.4%)
CSL, Ltd. (Australia)	16,498	2,653,891
Genmab A/S (Denmark) †	3,193	673,588
		3,327,479
Broadline retail (1.0%)
Prosus NV (China)	49,520	2,295,842
		2,295,842
Building products (1.7%)
Cie de Saint-Gobain SA (France)	37,861	4,096,076
		4,096,076
Capital markets (4.1%)
3i Group PLC (United Kingdom)	123,903	6,991,419
Deutsche Boerse AG (Germany)	3,287	1,055,663
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	36,400	1,599,505
		9,646,587
Chemicals (1.3%)
DSM-Firmenich AG (Switzerland)	13,034	1,407,454
Symrise AG (Germany)	13,599	1,564,442
		2,971,896
Commercial services and supplies (1.0%)
Brambles, Ltd. (Australia)	178,982	2,352,555
		2,352,555
Communications equipment (0.6%)
Nokia Oyj ADR (Finland)	297,935	1,486,696
		1,486,696
Construction and engineering (3.0%)
Vinci SA (France)	51,397	7,138,399
		7,138,399
Construction materials (0.3%)
CRH PLC	6,642	633,780
		633,780
Consumer staples distribution and retail (4.2%)
Kesko Oyj Class B (Finland)	48,174	1,102,394
Koninklijke Ahold Delhaize NV (Netherlands)	45,923	1,880,144
Marks & Spencer Group PLC (United Kingdom)	289,175	1,499,143
Tesco PLC (United Kingdom)	1,097,314	5,421,084
		9,902,765

2
PanAgora ESG International Equity ETF

COMMON STOCKS (99.0%)* cont.	Shares	Value
Diversified telecommunication services (1.6%)
Koninklijke KPN NV (Netherlands)	303,506	$1,407,971
Singapore Telecommunications, Ltd. (Singapore)	171,400	496,051
Telstra Group, Ltd. (Australia)	611,982	1,767,943
		3,671,965
Electric utilities (0.8%)
Fortum OYJ (Finland)	108,477	1,811,987
		1,811,987
Electrical equipment (2.1%)
Legrand SA (France)	10,544	1,150,282
Schneider Electric SE (France)	16,534	3,824,778
		4,975,060
Food products (2.3%)
Danone SA (France)	42,594	3,665,270
Mowi ASA (Norway)	49,481	904,160
Orkla ASA (Norway) (Norway)	64,442	716,064
		5,285,494
Gas utilities (0.5%)
Hong Kong & China Gas Co., Ltd. (Hong Kong)	1,245,000	1,122,099
		1,122,099
Health care equipment and supplies (3.5%)
Alcon, Inc. (Switzerland)	44,962	4,339,581
Hoya Corp. (Japan)	14,100	1,654,763
Siemens Healthineers AG (Germany)	15,069	808,820
Terumo Corp. (Japan)	67,700	1,296,897
		8,100,061
Health care providers and services (1.1%)
Fresenius SE & Co. KGaA (Germany) †	53,434	2,530,268
		2,530,268
Hotels, restaurants, and leisure (1.3%)
Amadeus IT Holding SA (Spain)	30,843	2,417,184
Aristocrat Leisure, Ltd. (Australia)	17,366	743,514
		3,160,698
Household durables (5.2%)
Berkeley Group Holdings PLC (The) (United Kingdom)	17,501	972,594
Sekisui House, Ltd. (Japan)	28,200	646,127
Sony Group Corp. (Japan)	374,000	9,863,994
Taylor Wimpey PLC (United Kingdom)	543,008	849,947
		12,332,662
Household products (0.4%)
Henkel AG & Co. KGaA Vorzug (Germany)	14,123	993,553
		993,553
Industrial REITs (0.3%)
CapitaLand Ascendas REIT (Singapore) R	343,900	700,386
		700,386
Insurance (7.4%)
Aegon, Ltd. (Netherlands)	143,117	913,117
Allianz SE (Germany)	12,919	5,328,711
ASR Nederland NV (Netherlands)	18,379	1,153,465
Aviva PLC (United Kingdom)	146,886	1,096,228
Dai-ichi Life Holdings, Inc. (Japan)	113,200	811,116
QBE Insurance Group, Ltd. (Australia)	174,450	2,412,552
Swiss Re AG (Switzerland)	32,981	5,904,093
		17,619,282
IT Services (4.3%)
Capgemini SE (France)	18,893	2,993,202
NEC Corp. (Japan)	292,300	7,106,132
		10,099,334
Life sciences tools and services (0.9%)
Lonza Group AG (Switzerland)	2,853	2,034,623
		2,034,623

PanAgora ESG International Equity ETF
3

COMMON STOCKS (99.0%)* cont.	Shares	Value
Machinery (4.8%)
FANUC Corp. (Japan)	152,500	$3,897,293
GEA Group AG (Germany)	12,997	843,666
Komatsu, Ltd. (Japan)	34,600	992,409
Mitsubishi Heavy Industries, Ltd. (Japan)	189,890	3,713,998
Sandvik AB (Sweden)	82,180	1,701,331
		11,148,697
Marine transportation (0.6%)
Mitsui OSK Lines, Ltd. (Japan)	41,700	1,382,125
		1,382,125
Media (0.9%)
Informa PLC (United Kingdom)	124,346	1,206,081
Publicis Groupe SA (France)	8,582	867,797
		2,073,878
Metals and mining (2.9%)
BHP Group, Ltd. (ASE Exchange) (Australia)	124,630	3,048,775
Boliden AB (Sweden) †	60,261	1,846,080
Northern Star Resources, Inc. (Australia)	159,115	1,954,847
		6,849,702
Multi-utilities (1.3%)
Centrica PLC (United Kingdom)	675,220	1,441,136
National Grid PLC (United Kingdom)	114,409	1,651,282
		3,092,418
Oil, gas, and consumable fuels (2.5%)
Shell PLC (London Exchange) (United Kingdom)	70,833	2,303,812
TotalEnergies SE (France)	59,618	3,455,259
		5,759,071
Paper and forest products (0.4%)
UPM-Kymmene OYJ (Finland)	37,737	996,939
		996,939
Pharmaceuticals (5.7%)
Novartis AG (Switzerland)	79,333	9,015,135
Novo Nordisk A/S Class B (Denmark)	55,385	3,657,310
Sanofi SA (France)	8,492	922,574
		13,595,019
Professional services (2.2%)
RELX PLC (United Kingdom)	93,011	5,041,284
		5,041,284
Real estate management and development (0.6%)
Daito Trust Construction Co., Ltd. (Japan)	12,100	1,342,188
		1,342,188
Retail REITs (0.7%)
CapitaLand Integrated Commercial Trust (CITC) (Singapore) R	530,608	873,446
Klepierre SA (France) R	18,480	674,947
		1,548,393
Semiconductors and semiconductor equipment (3.8%)
Advantest Corp. (Japan)	53,400	2,189,706
ASML Holding NV (NY Reg Shares) (Netherlands)	7,324	4,893,018
Infineon Technologies AG (Germany)	24,381	797,943
Renesas Electronics Corp. (Japan)	86,100	1,007,150
		8,887,817
Software (0.6%)
Sage Group PLC (The) (United Kingdom)	88,651	1,462,048
		1,462,048
Specialty retail (1.3%)
Industria de Diseno Textil SA (Spain)	34,676	1,855,716
Zalando SE (Germany) †	30,218	1,094,412
		2,950,128
Textiles, apparel, and luxury goods (0.5%)
Pandora A/S (Denmark)	7,505	1,107,355
		1,107,355

4
PanAgora ESG International Equity ETF

COMMON STOCKS (99.0%)* cont.	Shares	Value
Trading companies and distributors (3.2%)
AerCap Holdings NV (Ireland)	25,764	$2,730,984
ITOCHU Corp. (Japan)	91,500	4,660,113
		7,391,097
Transportation infrastructure (0.3%)
Getlink SE (France)	39,880	753,570
		753,570
Wireless telecommunication services (1.6%)
KDDI Corp. (Japan)	190,700	3,365,726
Vodafone Group PLC ADR (United Kingdom)	44,920	438,419
		3,804,145
Total common stocks (cost $199,983,886)		$232,137,525
SHORT-TERM INVESTMENTS (1.1%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.10% L	2,499,018	$2,499,018
Total short-term investments (cost $2,499,018)		$2,499,018
TOTAL INVESTMENTS
Total investments (cost $202,482,904)	$234,636,543
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $234,372,985.
†	This security is non-income-producing.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
Japan	23.0%	Sweden	2.1%
United Kingdom	14.4	Czech Republic	1.8
France	13.3	Spain	1.8
Switzerland	9.7	Hong Kong	1.6
Germany	6.7	Singapore	1.5
Australia	6.4	United States	1.3
Italy	4.5	Ireland	1.2
Netherlands	4.4	China	1.0
Denmark	2.3	Norway	0.7
Finland	2.3	Total	100.0%

PanAgora ESG International Equity ETF
5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Communication services	$9,549,988	$—	$—
	Consumer discretionary	25,213,466	—	—
	Consumer staples	18,905,153	—	—
	Energy	5,759,071	—	—
	Financials	55,837,851	—	—
	Health care	29,587,450	—	—
	Industrials	44,278,863	—	—
	Information technology	21,935,895	—	—
	Materials	11,452,317	—	—
	Real estate	3,590,967	—	—
	Utilities	6,026,504	—	—
	Total common stocks	232,137,525	—	—
	Short-term investments	2,499,018	—	—
	Totals by level	$234,636,543	$—	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6
PanAgora ESG International Equity ETF

Financial statements

Statement of assets and liabilities

4/30/25

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $199,983,886)	$232,137,525
Affiliated issuers (identified cost $2,499,018) (Note 5)	2,499,018
Foreign currency (cost $76,666) (Note 1)	76,842
Dividends, interest and other receivables	829,417
Foreign tax reclaim	654,598
Receivable for shares of the fund sold	620,901
Total assets	236,818,301

LIABILITIES
Payable to custodian	93
Payable for investments purchased	2,357,708
Payable for compensation of Manager (Note 2)	87,515
Total liabilities	2,445,316
Net assets	$234,372,985

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$202,142,139
Total distributable earnings (Note 1)	32,230,846
Total — Representing net assets applicable to capital shares outstanding	$234,372,985

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($234,372,985 divided by 9,400,000 shares)	$24.93

The accompanying notes are an integral part of these financial statements.

PanAgora ESG International Equity ETF	7

Statement of operations

Year ended 4/30/25

Investment income
Dividends (net of foreign tax of $694,561) (including dividend income of $45,431 from investments in affiliated issuers) (Note 5)	$5,590,742
Other income (Note 1)	57,799
Total investment income	5,648,541

EXPENSES
Compensation of Manager (Note 2)	998,965
Fees waived and reimbursed by Manager (Note 2)	(2,289)
Total expenses	996,676
Net investment income	4,651,865

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	3,771,907
Foreign currency transactions (Note 1)	25,082
Securities from in-kind transactions (Notes 1 and 3)	6,168,881
Total net realized gain	9,965,870
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	19,231,766
Assets and liabilities in foreign currencies	83,950
Total change in net unrealized appreciation	19,315,716
Net gain on investments	29,281,586
Net increase in net assets resulting from operations	$33,933,451

The accompanying notes are an integral part of these financial statements.

8	PanAgora ESG International Equity ETF

Statement of changes in net assets

	Year ended 4/30/25	Year ended 4/30/24
Increase in net assets
Operations
Net investment income	$4,651,865	$3,357,129
Net realized gain on investments and foreign currency transactions	9,965,870	822,732
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	19,315,716	9,837,565
Net increase in net assets resulting from operations	33,933,451	14,017,426
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(7,256,025)	(4,613,700)
From capital gain on investments
Net realized long-term gain on investments	(2,825,655)	—
Proceeds from shares sold (Note 4)	77,338,178	24,183,564
Decrease from shares redeemed (Note 4)	(29,146,164)	—
Other capital (Note 4)	41,933	12,268
Total increase in net assets	72,085,718	33,599,558
Net assets
Beginning of year	162,287,267	128,687,709
End of year	$234,372,985	$162,287,267
Number of fund shares
Shares outstanding at beginning of year	7,300,000	6,175,000
Shares sold (Note 4)	3,325,000	1,125,000
Shares redeemed (Note 4)	(1,225,000)	—
Shares outstanding at end of year	9,400,000	7,300,000

The accompanying notes are an integral part of these financial statements.

PanAgora ESG International Equity ETF	9

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Year ended 4/30/25	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$22.23	$20.84	$20.00
Investment operations:
Net investment income (loss)[a]	.54	.52	.35
Net realized and unrealized gain (loss) on investments	3.29	1.58	.47
Total from investment operations	3.83	2.10	.82
Less distributions:
From net investment income	(.81)	(.71)	—
From net realized gain on investments	(.32)	—	—
Total distributions	(1.13)	(.71)	—
Other capital	—[f]	—[f]	.02
Net asset value, end of period	$24.93	$22.23	$20.84
Total return at net asset value (%)[b]	17.87	10.22	4.20*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$234,373	$162,287	$128,688
Ratio of expenses to average net assets (%)[c,d]	.49	.49	.14*
Ratio of net investment income (loss) to average net assets (%)[d]	2.28	2.44	1.73*
Portfolio turnover (%)[e]	66	111	42*
*	Not annualized.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):
Percentage of average netassets
April 30, 2025	<0.01%
April 30, 2024	<0.01
April 30, 2023	<0.01
[e]	Portfolio turnover excludes securities received or delivered in-kind, if any.
[f]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

10
PanAgora ESG International Equity ETF

Notes to financial statements 4/30/25

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through April 30, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PanAgora	PanAgora Asset Management, Inc., an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam PanAgora ESG International Equity ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek long term capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. In evaluating and selecting investments for the fund, PanAgora employs a proprietary framework using quantitative models that identify companies that offer above-market return potential based on their ESG metrics, together with other proprietary factors measuring a company’s financial and operational health, and then construct a portfolio that integrates return potential and ESG metrics.

PanAgora uses advanced statistical and machine learning techniques, together with third-party and proprietary data sources, in evaluating companies’ ESG metrics and return potential. Metrics designed to evaluate companies’ environmental practices may include third-party or proprietary data sources, including those regarding a company’s environmental footprint or its environmental efficiencies. Metrics designed to evaluate companies’ social practices may include third-party or proprietary data sources, including those regarding board diversity levels at a company. Metrics designed to evaluate companies’ governance practices may include third-party or proprietary data sources, including those regarding a company’s shareholder structure. Additionally, PanAgora’s quantitative model may also use third-party and/or proprietary data sources to identify companies exhibiting improved ESG profiles or those investing in ESG initiatives. The ESG metrics and information used in the portfolio construction process may change over time and may not be relevant to all companies that are eligible for investment by the fund.

In addition, the fund will not invest in securities of companies that PanAgora, based on third-party data, determines at the time of investment to have a severe ESG risk rating (which measures a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks), to have a category 5 controversy rating (an assessment of a company’s involvement in incidents with negative ESG implications), to be classified as non-compliant under the United Nations Global Compact principles, or to be substantially engaged in Arctic drilling or in the thermal coal, palm oil, controversial weapons or tobacco industries (each, a “Restricted Company”). In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of its position in any security that, at that time, PanAgora determines to be a Restricted Company.

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria, as described above. PanAgora will assign each company an ESG rating using proprietary ESG scores. In order to meet PanAgora’s ESG criteria, a company must have an ESG score above 0, reflecting more positive characteristics, and, on or after June 12, 2023, must also not be a Restricted Company. A negative ESG score indicates a lower (or worse) rating. PanAgora assigns companies an ESG score that ranges from –2 to +2, although the range of scores may change over time. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. PanAgora may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet PanAgora’s ESG criteria.

The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The fund invests mainly in developed countries but may also invest in emerging markets.

PanAgora may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. While PanAgora may consider independent third-party data as a part of its analytical process (and currently uses third-party data in applying certain of the fund’s investment policies), the portfolio management team performs its own independent analysis of issuers, through its quantitative model and proprietary scoring system, and does not rely solely on third-party screens.

From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors. The fund may also invest a significant portion of its assets in one or more related geographic regions, such as European and Asian countries.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid

PanAgora ESG International Equity ETF
11

price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Dividend income, net of any applicable withholding taxes, if any, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary

12
PanAgora ESG International Equity ETF

and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from realized and unrealized gains and losses on passive foreign investment companies and from redemptions in-kind gain/loss. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $2,788,201 to increase undistributed net investment income, $5,576,562 to increase paid-in capital and $8,364,763 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$33,639,748
Unrealized depreciation	(5,996,596)
Net unrealized appreciation	27,643,152
Undistributed ordinary income	3,188,466
Undistributed long-term gains	1,282,626
Undistributed short-term gains	—
Cost for federal income tax purposes	$206,993,391

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays its investment manager an annual all-inclusive management fee of 0.49% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $2,289 relating to the fund’s investment in Putnam Government Money Market Fund.

PanAgora is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-advisory fee to PanAgora for its services at an annual rate of 0.17% of the average net assets of the fund.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$195,507,404	$134,213,430
U.S. government securities (Long-term)	—	—
Total	$195,507,404	$134,213,430

Portfolio securities received or delivered through in-kind transactions were $8,647,219 and $27,948,442, respectively.

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 98.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/25
Short-term investments
Putnam Government Money Market Fund Class P †	$47,901	$57,383,459	$54,932,342	$45,431	$2,499,018
Total Short-term investments	$47,901	$57,383,459	$54,932,342	$45,431	$2,499,018
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

PanAgora ESG International Equity ETF
13

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

Note 7: New accounting pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023–09 , Income Taxes (Topic 740) — Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Note 8: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

14
PanAgora ESG International Equity ETF

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $4,151,459 as a capital gain dividend with respect to the taxable year ended April 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

For the reporting period, total interest and dividend income from foreign countries were $6,016,026 and taxes paid to foreign countries were $480,838.

For the reporting period, the fund hereby designates $5,860,285, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, the fund hereby designates $36,943, or the maximum amount allowable by law, as interest income eligible to be treated as Section 163(j) interest dividends.

The Form 1099 that will be mailed to you in January 2026 will show the tax status of all distributions paid to your account in calendar 2025.

PanAgora ESG International Equity ETF
15

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Board approval of management and subadvisory agreements

Not applicable

16
PanAgora ESG International Equity ETF

© 2025 Franklin Templeton. All rights reserved.	39494-AFSOI 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934. .

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith. In addition, the Code of Ethics of PanAgora Asset Management, Inc. is filed herwith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: June 27, 2025